Components Of Accrued Expenses And Other Payables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of Accrued Liabilities [Line Items]
Purchase of equipment	$ 348,296		$ 478,197
Withholding individual income tax payable	47,768	[1]	47,652	[1]
Income tax payables	5,026		6,207
Accrued payroll and welfare	23,599		11,577
Other payable due to customers (Note 12)	89,533		89,491
Other payable due to litigation and claims	46,668	[2]	0	[2]
Other accruals and payable	165,987		116,264
Accrued expenses and other payables	$ 726,877		$ 749,388

[1]	Withholding individual income tax payable
[2]	Other payable due to litigation and claims